Stockholders' Equity - Summary of Non-controlling Interests (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	R$ 11,532	R$ 12,540
Income	(3,832)	700	R$ 732
Itau CorpBanca [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	9,891	11,270
Income	(4,135)	504
Itau Corpbanca Colombia S.A. [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	491	406
Income	(15)	(16)
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	580	446
Income	164	131
Luizacred S A Soc Cred Financiamento Investimento [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	385	295
Income	102	20
Others [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	185	123
Income	R$ 52	R$ 61